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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Equity Index Fund, Evergreen Stategic Value Fund, for the quarter ended October 31. These two series have a July 31 fiscal year end.

Date of reporting period:           October 31, 2005

Item 1 — Schedule of Investments

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 10.6%
Auto Components 0.2%
Cooper Tire & Rubber Co. þ	5,183	$70,800
Dana Corp. þ	12,727	95,580
Goodyear Tire & Rubber Co. * þ	14,902	233,067
Johnson Controls, Inc.	16,295	1,108,875
Visteon Corp. þ	10,890	90,713

		1,599,035

Automobiles 0.4%
Ford Motor Co. þ	156,828	1,304,809
General Motors Corp. þ	47,860	1,311,364
Harley-Davidson, Inc.	23,224	1,150,285

		3,766,458

Distributors 0.1%
Genuine Parts Co.	14,731	653,614

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	12,377	779,999
H&R Block, Inc. þ	27,476	683,053

		1,463,052

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	36,527	1,814,296
Darden Restaurants, Inc.	11,369	368,583
Harrah’s Entertainment, Inc.	15,539	939,799
Hilton Hotels Corp.	27,728	539,310
International Game Technology	28,866	764,660
Marriott International, Inc., Class A	14,489	863,834
McDonald’s Corp.	105,795	3,343,122
Starbucks Corp. *	65,038	1,839,275
Starwood Hotels & Resorts Worldwide, Inc., Class B	18,423	1,076,456
Wendy’s International, Inc.	9,777	456,781
Yum! Brands, Inc.	24,155	1,228,765

		13,234,881

Household Durables 0.7%
Black & Decker Corp.	6,810	559,305
Centex Corp. þ	10,862	698,970
D.R. Horton, Inc.	23,038	707,036
Fortune Brands, Inc.	12,355	938,609
KB Home þ	6,564	428,957
Leggett & Platt, Inc.	15,961	319,859
Lennar Corp., Class A	11,329	629,666
Maytag Corp. þ	6,759	116,390
Newell Rubbermaid, Inc. þ	23,299	535,644
Pulte Homes, Inc.	18,156	686,115
Snap-On, Inc.	4,893	176,246
Stanley Works	6,145	294,530
Whirlpool Corp.	5,653	443,761

		6,535,088

Internet & Catalog Retail 0.4%
eBay, Inc. *	93,958	3,720,737

Leisure Equipment & Products 0.2%
Brunswick Corp.	8,233	313,924
Eastman Kodak Co. þ	24,307	532,323
Hasbro, Inc.	15,149	285,407
Mattel, Inc.	34,166	503,949

		1,635,603

[1]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 3.4%
Clear Channel Communications, Inc.	45,925	$1,397,038
Comcast Corp., Class A *	185,851	5,172,233
Dow Jones & Co., Inc. þ	4,979	168,838
Gannett Co., Inc.	20,652	1,294,054
Interpublic Group of Cos. * þ	35,790	369,711
Knight Ridder, Inc.	5,873	313,501
McGraw-Hill Companies, Inc.	31,636	1,548,266
Meredith Corp.	3,548	177,045
New York Times Co., Class A þ	12,295	334,916
News Corp., Class A	207,323	2,954,353
Omnicom Group, Inc.	15,412	1,278,580
Time Warner, Inc.	397,280	7,083,502
Tribune Co.	22,440	707,084
Univision Communications, Inc., Class A *	19,483	509,286
Viacom, Inc., Class B	134,168	4,155,183
Walt Disney Co.	170,123	4,145,898

		31,609,488

Multi-line Retail 1.1%
Big Lots, Inc. *	9,635	111,477
Dillard’s, Inc., Class A þ	5,448	112,828
Dollar General Corp.	27,166	528,107
Family Dollar Stores, Inc.	13,109	290,233
Federated Department Stores, Inc.	22,440	1,377,143
J.C. Penney Co., Inc.	21,192	1,085,030
Kohl’s Corp. *	29,170	1,403,952
Nordstrom, Inc.	18,739	649,306
Sears Holdings Corp. *	8,650	1,040,163
Target Corp.	74,871	4,169,566

		10,767,805

Specialty Retail 2.2%
AutoNation, Inc. *	15,261	303,389
AutoZone, Inc. *	4,706	380,715
Bed Bath & Beyond, Inc. *	25,029	1,014,175
Best Buy Co., Inc.	34,260	1,516,348
Circuit City Stores, Inc.	13,922	247,672
Gap, Inc.	49,043	847,463
Home Depot, Inc.	181,142	7,434,068
Limited Brands, Inc.	29,549	591,275
Lowe’s Cos., Inc.	65,985	4,009,908
Office Depot, Inc. *	26,774	737,088
OfficeMax, Inc.	5,985	167,700
RadioShack Corp.	11,365	251,166
Sherwin-Williams Co.	9,634	409,927
Staples, Inc.	62,193	1,413,647
Tiffany & Co.	12,054	474,928
TJX Companies, Inc.	39,432	848,971

		20,648,440

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	32,170	1,035,231
Jones Apparel Group, Inc.	10,020	273,346
Liz Claiborne, Inc.	9,082	319,686
[2]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods continued
NIKE, Inc., Class B	16,165	$1,358,668
Reebok International, Ltd.	4,449	253,815
VF Corp.	7,560	395,010

		3,635,756

CONSUMER STAPLES 9.7%
Beverages 2.2%
Anheuser-Busch Companies, Inc.	65,741	2,712,474
Brown-Forman Corp., Class B	7,022	444,774
Coca-Cola Co.	175,730	7,517,729
Coca-Cola Enterprises, Inc.	25,509	482,120
Constellation Brands, Inc., Class A *	16,586	390,434
Molson Coors Brewing Co., Class B þ	4,842	298,751
Pepsi Bottling Group, Inc.	11,750	334,053
PepsiCo, Inc.	141,322	8,349,304

		20,529,639

Food & Staples Retailing 2.4%
Albertsons, Inc.	31,179	782,905
Costco Wholesale Corp.	40,556	1,961,288
CVS Corp.	68,798	1,679,359
Kroger Co. *	61,273	1,219,333
Safeway, Inc.	37,975	883,299
SUPERVALU, Inc.	11,501	361,476
SYSCO Corp.	53,576	1,709,610
Wal-Mart Stores, Inc.	211,380	10,000,388
Walgreen Co.	86,528	3,930,967

		22,528,625

Food Products 1.1%
Archer-Daniels-Midland Co.	55,056	1,341,715
Campbell Soup Co.	15,653	455,502
ConAgra Foods, Inc.	43,831	1,019,947
General Mills, Inc. þ	30,978	1,494,998
H.J. Heinz Co.	28,847	1,024,068
Kellogg Co.	21,680	957,606
McCormick & Co., Inc.	11,331	343,216
Sara Lee Corp.	66,399	1,185,222
The Hershey Co.	15,536	882,911
Tyson Foods, Inc., Class A	21,272	378,642
Wm. Wrigley Jr. Co.	15,214	1,057,373

		10,141,200

Household Products 2.3%
Clorox Co.	12,840	694,901
Colgate-Palmolive Co.	43,960	2,328,122
Kimberly-Clark Corp.	40,310	2,291,220
Procter & Gamble Co.	290,744	16,278,756

		21,592,999

Personal Products 0.2%
Alberto-Culver Co.	6,381	276,999
Avon Products, Inc.	39,843	1,075,363

		1,352,362

[3]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.5%
Altria Group, Inc.	175,648	$13,182,383
Reynolds American, Inc. þ	7,235	614,975
UST, Inc.	13,911	575,776

		14,373,134

ENERGY 9.4%
Energy Equipment & Services 1.6%
Baker Hughes, Inc.	28,832	1,584,607
BJ Services Co.	27,281	948,015
Halliburton Co.	43,019	2,542,423
Nabors Industries, Ltd. *	13,327	914,632
National Oilwell Varco, Inc. *	14,675	916,747
Noble Corp.	11,570	744,876
Rowan Companies, Inc.	9,218	304,102
Schlumberger, Ltd.	49,790	4,519,438
Transocean, Inc. *	27,825	1,599,659
Weatherford International, Ltd. *	11,713	733,234

		14,807,733

Oil, Gas & Consumable Fuels 7.8%
Amerada Hess Corp.	6,761	845,801
Anadarko Petroleum Corp.	20,002	1,814,381
Apache Corp.	27,831	1,776,453
Burlington Resources, Inc.	32,249	2,329,023
Chevron Corp.	190,586	10,876,743
ConocoPhillips	117,805	7,702,091
Devon Energy Corp.	38,357	2,315,996
El Paso Corp. þ	55,800	661,788
EOG Resources, Inc.	20,320	1,377,290
Exxon Mobil Corp.	533,620	29,957,427
Kerr-McGee Corp.	9,764	830,331
Kinder Morgan, Inc. þ	8,086	735,017
Marathon Oil Corp.	30,977	1,863,576
Murphy Oil Corp.	13,892	650,840
Occidental Petroleum Corp.	33,836	2,668,984
Sunoco, Inc.	11,560	861,220
Valero Energy Corp.	25,864	2,721,927
Williams Cos	48,425	1,079,877
XTO Energy, Inc.	30,576	1,328,833

		72,397,598

FINANCIALS 20.8%
Capital Markets 3.2%
Ameriprise Financial Inc.	21,004	781,769
Bank of New York Co.	65,880	2,061,385
Bear Stearns Cos	9,519	1,007,110
Charles Schwab Corp.	87,955	1,336,916
E*TRADE Financial Corp. *	31,364	581,802
Federated Investors, Inc., Class B	7,169	250,987
Franklin Resources, Inc.	12,564	1,110,281
Goldman Sachs Group, Inc.	39,353	4,973,039
Janus Capital Group, Inc. þ	18,864	331,063
Lehman Brothers Holdings, Inc.	23,032	2,756,239
Mellon Financial Corp.	35,390	1,121,509
Merrill Lynch & Co., Inc.	78,399	5,075,551
Morgan Stanley	91,921	5,001,422
[4]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Northern Trust Corp.	15,708	$841,949
State Street Corp.	28,004	1,546,661
T. Rowe Price Group, Inc.	10,984	719,672

		29,497,355

Commercial Banks 5.7%
AmSouth Bancorp, Inc.	29,658	748,271
Bank of America Corp.	340,048	14,873,700
BB&T Corp.	46,338	1,961,951
Comerica, Inc.	14,157	817,992
Compass Bancshares, Inc.	10,524	513,150
Fifth Third Bancorp	47,067	1,890,681
First Horizon National Corp. þ	10,588	409,544
Huntington Bancshares, Inc.	19,535	454,384
KeyCorp	34,641	1,116,826
M&T Bank Corp.	6,838	735,632
Marshall & Ilsley Corp.	17,535	753,304
National City Corp.	48,128	1,551,166
North Fork Bancorp, Inc. þ	40,489	1,025,991
PNC Financial Services Group, Inc.	24,608	1,493,952
Regions Financial Corp.	38,973	1,268,571
SunTrust Banks, Inc.	30,682	2,223,831
Synovus Financial Corp.	26,386	724,823
U.S. Bancorp	154,679	4,575,405
Wachovia Corp. °	133,495	6,744,167
Wells Fargo & Co.	142,863	8,600,353
Zions Bancorp	7,624	560,135

		53,043,829

Consumer Finance 1.3%
American Express Co.	105,020	5,226,845
Capital One Financial Corp.	24,433	1,865,460
MBNA Corp.	106,455	2,722,054
SLM Corp.	35,337	1,962,264

		11,776,623

Diversified Financial Services 3.6%
CIT Group, Inc.	17,071	780,657
Citigroup, Inc.	437,557	20,031,359
JPMorgan Chase & Co.	297,301	10,887,163
Moody’s Corp.	21,391	1,139,285
Principal Financial Group, Inc.	23,672	1,174,841

		34,013,305

Insurance 4.7%
ACE, Ltd.	26,827	1,397,687
AFLAC, Inc.	42,460	2,028,739
Allstate Corp.	55,586	2,934,385
Ambac Financial Group, Inc.	9,053	641,767
American International Group, Inc.	219,628	14,231,894
AON Corp.	26,957	912,495
Chubb Corp.	16,786	1,560,594
Cincinnati Financial Corp.	14,793	629,442
Hartford Financial Services Group, Inc.	25,346	2,021,344
Jefferson-Pilot Corp.	11,406	625,961
Lincoln National Corp.	14,598	738,805
Loews Corp.	11,473	1,066,760
[5]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Marsh & McLennan Cos	45,302	$1,320,553
MBIA, Inc.	11,344	660,675
MetLife, Inc.	64,023	3,163,376
Progressive Corp.	16,690	1,932,869
Prudential Financial, Inc.	43,417	3,160,323
SAFECO Corp.	10,586	589,640
St. Paul Travelers Companies, Inc.	57,167	2,574,230
Torchmark Corp.	8,829	466,436
UnumProvident Corp. þ	25,211	511,531
XL Capital, Ltd., Class A	11,882	761,161

		43,930,667

Real Estate 0.7%
Apartment Investment & Management Co., Class A REIT	8,083	310,387
Archstone-Smith Trust REIT	17,921	727,055
Equity Office Properties Trust REIT	34,748	1,070,238
Equity Residential REIT	24,302	953,854
Plum Creek Timber Co., Inc. REIT	15,570	605,673
Prologis REIT	20,906	898,958
Public Storage, Inc. REIT	6,995	463,069
Simon Property Group, Inc. REIT	15,495	1,109,752
Vornado Realty Trust REIT	9,978	808,218

		6,947,204

Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp.	50,323	1,598,762
Fannie Mae	81,916	3,892,648
Freddie Mac	58,481	3,587,809
Golden West Financial Corp.	21,625	1,270,036
MGIC Investment Corp.	7,875	466,515
Sovereign Bancorp, Inc. þ	30,609	660,236
Washington Mutual, Inc.	84,426	3,343,270

		14,819,276

HEALTH CARE 13.0%
Biotechnology 1.5%
Amgen, Inc. *	104,420	7,910,859
Applera Corp. - Applied Biosystems Group	16,532	401,232
Biogen Idec, Inc. *	28,634	1,163,399
Chiron Corp. * þ	9,222	407,059
Genzyme Corp. *	21,723	1,570,573
Gilead Sciences, Inc. *	38,586	1,823,189
MedImmune, Inc. *	20,848	729,263

		14,005,574

Health Care Equipment & Supplies 2.1%
Bausch & Lomb, Inc.	4,551	337,639
Baxter International, Inc.	52,684	2,014,109
Becton, Dickinson & Co.	21,153	1,073,515
Biomet, Inc.	21,121	735,644
Boston Scientific Corp. *	49,979	1,255,473
C.R. Bard, Inc.	8,911	555,868
Fisher Scientific International, Inc. *	10,318	582,967
Guidant Corp.	27,932	1,759,716
Hospira, Inc. *	13,532	539,250
Medtronic, Inc.	102,496	5,807,423
Millipore Corp. *	4,364	267,164
[6]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
PerkinElmer, Inc.	11,024	$243,300
St. Jude Medical, Inc. *	30,857	1,483,296
Stryker Corp.	24,588	1,009,829
Thermo Electron Corp. *	13,678	412,939
Waters Corp. *	9,733	352,335
Zimmer Holdings, Inc. *	20,933	1,334,897

		19,765,364

Health Care Providers & Services 3.0%
Aetna, Inc.	24,539	2,173,174
AmerisourceBergen Corp.	8,785	670,032
Cardinal Health, Inc.	36,124	2,258,111
Caremark Rx, Inc. *	38,084	1,995,602
CIGNA Corp.	10,881	1,260,781
Coventry Health Care, Inc. *	13,632	735,992
Express Scripts, Inc. * þ	12,579	948,582
HCA, Inc.	38,251	1,843,316
Health Management Associates, Inc.	20,920	447,897
Humana, Inc. *	13,746	610,185
IMS Health, Inc.	19,108	443,879
Laboratory Corporation of America Holdings *	11,435	551,739
Manor Care, Inc.	6,694	249,351
McKesson Corp.	26,096	1,185,541
Medco Health Solutions, Inc. *	25,761	1,455,496
Patterson Cos., Inc. * þ	11,673	483,029
Quest Diagnostics, Inc.	14,087	658,004
Tenet Healthcare Corp. *	39,656	333,903
UnitedHealth Group, Inc.	106,903	6,188,615
WellPoint, Inc. *	51,932	3,878,282

		28,371,511

Pharmaceuticals 6.4%
Abbott Laboratories	131,554	5,663,399
Allergan, Inc.	11,069	988,462
Bristol-Myers Squibb Co.	165,530	3,504,270
Eli Lilly & Co.	95,958	4,777,749
Forest Laboratories, Inc. *	28,766	1,090,519
Johnson & Johnson	251,756	15,764,961
King Pharmaceuticals, Inc. *	20,459	315,682
Merck & Co., Inc.	185,818	5,243,784
Mylan Laboratories, Inc.	18,501	355,404
Pfizer, Inc.	623,785	13,561,086
Schering-Plough Corp. *	124,950	2,541,483
Watson Pharmaceuticals, Inc. *	8,821	304,854
Wyeth	113,507	5,057,872

		59,169,525

INDUSTRIALS 11.0%
Aerospace & Defense 2.2%
Boeing Co.	69,450	4,489,248
General Dynamics Corp.	17,013	1,978,612
Goodrich Corp.	10,288	371,088
Honeywell International, Inc.	72,373	2,475,157
L-3 Communications Holdings, Inc.	10,044	781,624
Lockheed Martin Corp.	30,798	1,865,127
Northrop Grumman Corp.	30,222	1,621,410
[7]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Aerospace & Defense continued
Raytheon Co.	38,198	$1,411,416
Rockwell Collins, Inc.	14,953	685,146
United Technologies Corp.	86,728	4,447,412

		20,126,240

Air Freight & Logistics 1.0%
FedEx Corp.	25,629	2,356,074
Ryder System, Inc.	5,435	215,607
United Parcel Service, Inc., Class B	93,710	6,835,207

		9,406,888

Airlines 0.1%
Southwest Airlines Co.	58,633	938,714

Building Products 0.2%
American Standard Cos., Inc.	15,523	590,495
Masco Corp.	36,426	1,038,141

		1,628,636

Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc. * þ	18,466	150,313
Avery Dennison Corp.	9,349	529,621
Cendant Corp.	88,553	1,542,593
Cintas Corp. þ	11,681	473,898
Equifax, Inc.	11,023	379,963
Monster Worldwide, Inc. *	10,307	338,173
Pitney Bowes, Inc.	19,369	815,047
R.R. Donnelley & Sons Co.	18,171	636,348
Robert Half International, Inc.	14,329	528,454
Waste Management, Inc.	47,572	1,403,850

		6,798,260

Construction & Engineering 0.1%
Fluor Corp.	7,341	466,888

Electrical Equipment 0.4%
American Power Conversion Corp.	14,473	309,577
Cooper Industries, Inc., Class A	7,839	555,707
Emerson Electric Co.	34,961	2,431,538
Rockwell Automation, Inc.	15,369	816,862

		4,113,684

Industrial Conglomerates 4.4%
3M Co.	64,750	4,919,705
General Electric Co.	897,174	30,423,170
Textron, Inc.	11,321	815,565
Tyco International, Ltd.	171,286	4,520,238

		40,678,678

Machinery 1.3%
Caterpillar, Inc.	57,277	3,012,197
Cummins, Inc. þ	3,934	335,846
Danaher Corp.	20,111	1,047,783
Deere & Co.	20,413	1,238,661
Dover Corp.	17,138	668,039
Eaton Corp.	12,475	733,904
Illinois Tool Works, Inc.	17,668	1,497,540
Ingersoll-Rand Co., Ltd., Class A	28,548	1,078,829
ITT Industries, Inc.	7,846	797,154
Navistar International Corp. * þ	5,221	143,682
[8]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Paccar, Inc.	14,509	$1,015,920
Pall Corp.	10,528	275,412
Parker Hannifin Corp.	10,129	634,886

		12,479,853

Road & Rail 0.6%
Burlington Northern Santa Fe Corp.	31,605	1,961,406
CSX Corp.	18,362	841,163
Norfolk Southern Corp.	34,237	1,376,328
Union Pacific Corp.	22,324	1,544,374

		5,723,271

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	6,410	429,342

INFORMATION TECHNOLOGY 15.0%
Communications Equipment 2.7%
ADC Telecommunications, Inc. * þ	9,860	172,057
Andrew Corp. * þ	13,749	146,014
Avaya, Inc. *	35,894	413,499
Ciena Corp. * þ	48,915	115,928
Cisco Systems, Inc. *	540,860	9,438,007
Comverse Technology, Inc. *	17,036	427,604
Corning, Inc. *	124,584	2,502,893
JDS Uniphase Corp. *	139,486	292,921
Lucent Technologies, Inc. * þ	376,179	1,072,110
Motorola, Inc.	208,962	4,630,598
QUALCOMM, Inc.	137,986	5,486,323
Scientific-Atlanta, Inc. þ	12,966	459,515
Tellabs, Inc. *	37,873	362,066

		25,519,535

Computers & Peripherals 3.7%
Apple Computer, Inc. *	70,231	4,044,603
Dell, Inc. *	202,901	6,468,484
EMC Corp. *	204,018	2,848,091
Gateway, Inc. * þ	22,303	63,564
Hewlett-Packard Co.	242,472	6,798,915
International Business Machines Corp.	135,056	11,058,385
Lexmark International, Inc., Class A *	10,048	417,193
NCR Corp. *	15,725	475,210
Network Appliance, Inc. *	31,139	851,963
QLogic Corp. *	7,676	231,508
Sun Microsystems, Inc. *	288,601	1,154,404

		34,412,320

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	41,824	1,338,786
Jabil Circuit, Inc. *	14,554	434,437
Molex, Inc.	12,265	310,427
Sanmina-SCI Corp. *	44,485	162,370
Solectron Corp. *	82,284	290,463
Symbol Technologies, Inc. þ	20,569	170,723
Tektronix, Inc.	7,151	164,330

		2,871,536

Internet Software & Services 0.4%
Yahoo!, Inc. *	106,127	3,923,515

[9]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.0%
Affiliated Computer Services, Inc., Class A * þ	10,631	$575,243
Automatic Data Processing, Inc.	49,104	2,291,193
Computer Sciences Corp. * þ	15,639	801,499
Convergys Corp. *	11,853	192,611
Electronic Data Systems Corp.	43,919	1,023,752
First Data Corp.	65,299	2,641,345
Fiserv, Inc. *	15,921	695,429
Paychex, Inc.	28,186	1,092,489
Sabre Holdings Corp., Class A þ	11,097	216,724
Unisys Corp. *	28,822	147,281

		9,677,566

Office Electronics 0.1%
Xerox Corp. *	81,203	1,101,925

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc. * þ	33,714	782,839
Altera Corp. *	31,531	524,991
Analog Devices, Inc.	31,517	1,096,161
Applied Materials, Inc.	137,316	2,249,236
Applied Micro Circuits Corp. *	25,853	63,081
Broadcom Corp., Class A *	23,924	1,015,813
Freescale Semiconductor, Inc., Class B *	34,284	818,702
Intel Corp.	515,667	12,118,175
KLA-Tencor Corp.	16,722	774,061
Linear Technology Corp.	25,965	862,298
LSI Logic Corp. *	33,068	268,181
Maxim Integrated Products, Inc.	27,751	962,405
Micron Technology, Inc. * þ	52,145	677,364
National Semiconductor Corp.	29,050	657,402
Novellus Systems, Inc. *	11,730	256,418
NVIDIA Corp. * þ	14,277	478,993
PMC-Sierra, Inc. * þ	15,424	109,510
Teradyne, Inc. * þ	16,652	225,468
Texas Instruments, Inc.	137,363	3,921,714
Xilinx, Inc.	29,579	708,417

		28,571,229

Software 3.7%
Adobe Systems, Inc.	41,605	1,341,761
Autodesk, Inc.	19,330	872,363
BMC Software, Inc. *	18,445	361,337
Citrix Systems, Inc. *	14,420	397,559
Computer Associates International, Inc.	39,212	1,096,760
Compuware Corp. *	32,843	265,700
Electronic Arts, Inc. *	25,688	1,461,133
Intuit, Inc. *	15,339	704,520
Mercury Interactive Corp. *	7,329	254,976
Microsoft Corp.	779,714	20,038,650
Novell, Inc. * þ	32,329	246,347
Oracle Corp. *	319,176	4,047,152
Parametric Technology Corp. *	23,047	150,036
Siebel Systems, Inc. *	44,206	457,532
Symantec Corp. *	101,375	2,417,794

		34,113,620

[10]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 2.9%
Chemicals 1.6%
Air Products & Chemicals, Inc.	18,763	$1,073,994
Ashland, Inc.	6,280	336,043
Dow Chemical Co.	81,636	3,743,827
E.I. DuPont de Nemours & Co.	84,189	3,509,839
Eastman Chemical Co.	6,896	363,833
Ecolab, Inc.	15,584	515,519
Engelhard Corp.	10,167	276,542
Hercules, Inc. *	9,544	106,320
International Flavors & Fragrances, Inc.	6,911	227,994
Monsanto Co.	22,735	1,432,532
PPG Industries, Inc.	14,379	862,309
Praxair, Inc.	27,363	1,352,006
Rohm & Haas Co.	12,303	535,550
Sigma-Aldrich Corp.	5,713	363,918

		14,700,226

Construction Materials 0.1%
Vulcan Materials Co.	8,657	562,705

Containers & Packaging 0.1%
Ball Corp.	9,237	363,661
Bemis Co., Inc.	9,048	239,048
Pactiv Corp. *	12,675	249,698
Sealed Air Corp. *	7,014	352,874
Temple-Inland, Inc.	9,562	352,168

		1,557,449

Metals & Mining 0.7%
Alcoa, Inc.	73,835	1,793,452
Allegheny Technologies, Inc.	7,120	204,415
Freeport-McMoRan Copper & Gold, Inc., Class B	15,009	741,745
Newmont Mining Corp.	37,764	1,608,746
NuCor Corp.	13,223	791,397
Phelps Dodge Corp.	8,205	988,456
United States Steel Corp.	9,669	353,209

		6,481,420

Paper & Forest Products 0.4%
Georgia-Pacific Corp.	22,023	716,408
International Paper Co.	41,512	1,211,320
Louisiana-Pacific Corp.	9,382	233,893
MeadWestvaco Corp.	15,572	408,298
Weyerhaeuser Co.	20,732	1,313,165

		3,883,084

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.2%
AT&T Corp.	67,877	1,342,607
BellSouth Corp.	155,076	4,035,078
CenturyTel, Inc.	10,999	359,997
Citizens Communications Co.	29,043	355,486
Qwest Communications International, Inc. * þ	129,069	562,741
SBC Communications, Inc.	279,620	6,668,937
Verizon Communications, Inc.	234,026	7,374,159

		20,699,005

[11]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.9%
Alltel Corp.	32,312	$1,998,821
Sprint Nextel Corp.	248,230	5,786,241

		7,785,062

UTILITIES 3.4%
Electric Utilities 1.6%
Allegheny Energy, Inc. * þ	13,773	389,225
American Electric Power Co., Inc.	33,275	1,263,119
Cinergy Corp.	16,832	671,597
Edison International	27,574	1,206,638
Entergy Corp.	17,568	1,242,409
Exelon Corp.	56,751	2,952,755
FirstEnergy Corp.	27,915	1,325,962
FPL Group, Inc.	33,347	1,435,922
Pinnacle West Capital Corp.	8,358	349,030
PPL Corp.	32,119	1,006,609
Progress Energy, Inc.	21,262	926,811
Southern Co.	63,205	2,211,543

		14,981,620

Gas Utilities 0.0%
Nicor, Inc. þ	3,736	146,451
Peoples Energy Corp. þ	3,228	120,082

		266,533

Independent Power Producers & Energy Traders 0.7%
AES Corp. *	55,280	878,399
Calpine Corp. * þ	48,068	114,402
Constellation Energy Group, Inc.	15,063	825,452
Duke Energy Corp.	78,402	2,076,085
Dynegy, Inc., Class A * þ	24,243	107,639
TXU Corp.	20,317	2,046,938

		6,048,915

Multi-Utilities 1.1%
Ameren Corp.	17,245	907,087
CenterPoint Energy, Inc. þ	26,198	346,862
CMS Energy Corp. *	18,557	276,685
Consolidated Edison, Inc. þ	20,680	940,940
Dominion Resources, Inc.	28,842	2,194,299
DTE Energy Co.	15,051	650,203
KeySpan Corp.	14,750	509,907
NiSource, Inc.	23,062	545,416
PG&E Corp. þ	31,573	1,148,626
Public Service Enterprise Group, Inc.	20,229	1,272,202
Sempra Energy	21,678	960,335
TECO Energy, Inc. þ	17,592	304,342
Xcel Energy, Inc. þ	34,085	624,778

		10,681,682

Total Common Stocks (cost $567,793,863)		922,962,881

[12]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 3.5%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 3.55%, 1/5/2006 † ƒ	$1,000,000	$993,735

	Shares

MUTUAL FUND SHARES 3.4%
Evergreen Institutional Money Market Fund ø	9,041,063	9,041,063
Navigator Prime Portfolio þþ	22,821,315	22,821,315

		31,862,378

Total Short-Term Investments (cost $32,856,113)		32,856,113

Total Investments (cost $600,649,976) 102.4%		955,818,994
Other Assets and Liabilities (2.4%)		(22,598,552)

Net Assets 100.0%		$933,220,442

þ	All or a portion of this security is on loan.
*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corp. with a cost basis of $3,291,075 at October 31, 2005. The Fund earned $69,541 of income from Wachovia Corp. during the quarter ended October 31, 2005.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

At October 31, 2005, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at October 31, 2005	Unrealized Gain
December 2005	36 S&P 500	$10,740,832	$10,888,200	$147,368

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $611,082,526. The gross unrealized appreciation and depreciation on securities based on tax cost was $406,740,470 and $62,004,002, respectively, with a net unrealized appreciation of $344,736,468.

[13]

EVERGREEN STRATEGIC VALUE FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 9.9%
Media 6.9%
Comcast Corp., Class A *	449,480	$12,320,247
News Corp., Class A	931,137	13,268,702
Time Warner, Inc.	746,552	13,311,022

		38,899,971

Multi-line Retail 1.0%
Dollar General Corp. þ	284,192	5,524,693

Specialty Retail 1.1%
Limited Brands, Inc.	311,049	6,224,091

Textiles, Apparel & Luxury Goods 0.9%
Liz Claiborne, Inc.	135,717	4,777,238

CONSUMER STAPLES 4.8%
Beverages 0.8%
Coca-Cola Enterprises, Inc.	252,948	4,780,717

Food Products 1.3%
General Mills, Inc. þ	149,471	7,213,471

Tobacco 2.7%
Altria Group, Inc.	201,385	15,113,944

ENERGY 9.0%
Energy Equipment & Services 0.3%
ENSCO International, Inc.	33,209	1,513,998

Oil, Gas & Consumable Fuels 8.7%
Arch Coal, Inc. þ	27,622	2,128,828
Chevron Corp.	90,323	5,154,734
Cimarex Energy Co. * þ	206,488	8,106,719
ConocoPhillips	108,166	7,071,893
Exxon Mobil Corp.	258,043	14,486,534
Noble Energy, Inc.	107,730	4,314,586
Peabody Energy Corp. þ	20,651	1,614,082
Plains Exploration & Production Co. * þ	118,975	4,640,025
Valero Energy Corp.	14,045	1,478,096

		48,995,497

FINANCIALS 29.2%
Capital Markets 4.0%
Bank of New York Co.	117,642	3,681,018
Merrill Lynch & Co., Inc.	76,914	4,979,413
Morgan Stanley	254,110	13,826,125

		22,486,556

Commercial Banks 6.7%
Bank of America Corp.	483,562	21,151,002
SunTrust Banks, Inc.	97,379	7,058,030
U.S. Bancorp	324,559	9,600,455

		37,809,487

Diversified Financial Services 8.4%
Citigroup, Inc.	549,359	25,149,655
JPMorgan Chase & Co.	604,048	22,120,238

		47,269,893

Insurance 4.3%
Allstate Corp.	154,372	8,149,298
American International Group, Inc.	250,595	16,238,556

		24,387,854

[1]

EVERGREEN STRATEGIC VALUE FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 5.8%
Freddie Mac	183,149	$11,236,191
Sovereign Bancorp, Inc. þ	258,327	5,572,113
Washington Mutual, Inc.	397,108	15,725,477

		32,533,781

HEALTH CARE 11.6%
Health Care Equipment & Supplies 2.5%
Boston Scientific Corp. *	330,282	8,296,684
Thermo Electron Corp. *	181,814	5,488,964

		13,785,648

Health Care Providers & Services 1.3%
Cardinal Health, Inc.	120,762	7,548,833

Pharmaceuticals 7.8%
Abbott Laboratories	119,982	5,165,225
Johnson & Johnson	119,512	7,483,841
Merck & Co., Inc.	200,239	5,650,745
Pfizer, Inc.	742,187	16,135,145
Wyeth	211,944	9,444,225

		43,879,181

INDUSTRIALS 9.6%
Aerospace & Defense 2.7%
Honeywell International, Inc.	207,933	7,111,308
Northrop Grumman Corp.	95,763	5,137,685
United Technologies Corp.	56,139	2,878,808

		15,127,801

Air Freight & Logistics 1.0%
FedEx Corp.	63,115	5,802,162

Industrial Conglomerates 5.0%
3M Co.	86,844	6,598,407
General Electric Co.	352,251	11,944,832
Tyco International, Ltd.	366,593	9,674,389

		28,217,628

Machinery 0.9%
Ingersoll-Rand Co., Ltd., Class A	128,513	4,856,506

INFORMATION TECHNOLOGY 13.7%
Communications Equipment 3.1%
Avaya, Inc. * þ	741,285	8,539,603
Motorola, Inc.	399,803	8,859,635

		17,399,238

Computers & Peripherals 2.5%
International Business Machines Corp.	171,571	14,048,233

IT Services 1.3%
First Data Corp.	190,091	7,689,181

Office Electronics 1.9%
Xerox Corp. *	785,190	10,655,028

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	490,519	11,527,197
Maxim Integrated Products, Inc.	60,575	2,100,741

		13,627,938

[2]

EVERGREEN STRATEGIC VALUE FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 2.5%
Computer Associates International, Inc.	73	$2,042
Microsoft Corp.	540,849	13,899,819

		13,901,861

MATERIALS 2.5%
Chemicals 0.8%
E.I. DuPont de Nemours & Co.	104,699	4,364,901

Metals & Mining 1.7%
Phelps Dodge Corp.	46,656	5,620,648
United States Steel Corp. þ	113,694	4,153,242

		9,773,890

TELECOMMUNICATION SERVICES 5.7%
Diversified Telecommunication Services 2.1%
Alltel Corp.	118,642	7,339,194
BellSouth Corp.	164,526	4,280,967

		11,620,161

Wireless Telecommunication Services 3.6%
Sprint Nextel Corp.	887,826	20,695,224

UTILITIES 3.7%
Electric Utilities 3.7%
DPL, Inc.	335,961	8,657,715
Exelon Corp.	230,169	11,975,693

		20,633,408

Total Common Stocks (cost $519,722,451)		561,158,013

SHORT-TERM INVESTMENTS 5.0%
MUTUAL FUND SHARES 5.0%
Evergreen Institutional Money Market Fund ø	1,096,791	1,096,791
Navigator Prime Portfolio þþ	27,251,996	27,251,996

Total Short-Term Investments (cost $28,348,787)		28,348,787

Total Investments (cost $548,071,238) 104.7%		589,506,800
Other Assets and Liabilities (4.7%)		(26,719,038)

Net Assets 100.0%		$562,787,762

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $553,385,953. The gross unrealized appreciation and depreciation on securities based on tax cost was $64,697,817 and $28,576,970, respectively, with a net unrealized appreciation of $36,120,847.

[3]

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: December 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: December 30, 2005

By: /s/ Jeremy DePalma —————————————— Jeremy DePalma Principal Financial Officer Date: December 30, 2005